o FTIT P-3

                        SUPPLEMENT DATED DECEMBER 1, 2000
                              TO THE PROSPECTUS OF

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
  (TEMPLETON FOREIGN SMALLER COMPANIES FUND AND TEMPLETON PACIFIC GROWTH FUND)
                               DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The "Management" section on page 10 is replaced with the following:

       [Insert graphic of briefcase] MANAGEMENT
       ------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Advisers and its affiliates manage over $229 billion in assets.

       Under an agreement with Advisers, Templeton Investment Counsel, Inc. (Investment Counsel), 500 East Broward Boulevard, Ft. Lauderdale, FL 33394, is the fund's sub-advisor. Investment Counsel provides Advisers with investment management advice and assistance.

       The team responsible for the fund's management is:

       SIMON RUDOLPH, SENIOR VICE PRESIDENT OF INVESTMENT COUNCIL
       Mr. Rudolph has been a manager of the fund since 1997. He joined the Franklin Templeton Group in 1997. Previously, he was an executive director with Morgan Stanley.

       TUCKER SCOTT CFA, VICE PRESIDENT OF INVESTMENT COUNCIL
       Mr. Scott has been a manager of the fund since September, 2000. He joined the Franklin Templeton Group in 1996. Previously, he worked for Aeltus Investment Management.

       The fund pays the manager a fee for managing the fund's assets. For the fiscal year ended October 31, 1999, the fund paid 0.98% of its average daily net assets.

IV. The "Management" section on page 20 is replaced with the following:

       [Insert graphic of briefcase] MANAGEMENT
       ------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $229 billion in assets.

       Beginning November 1, 2000 under an agreement with Advisers, Templeton Asset Management Ltd. - Hong Kong branch (Asset Management Hong Kong), Two Exchange Square, Hong Kong, is the fund's sub-advisor. Asset Management Hong Kong provides Advisers with investment management advice and assistance.

       The team responsible for the fund's management is:

       SIMON RUDOLPH, SENIOR VICE PRESIDENT OF ASSET MANAGEMENT HONG KONG
       Mr. Rudoph has been a manager of the fund since November, 2000, when he joined the Franklin Templeton Group in 1997. Previously, he was an executive director with Morgan Stanley.

       NICOLA DANIEL, PORTFOLIO MANAGER
       Ms. Daniel has been a manager of the fund since November, 2000. She joined the Franklin Templeton Group in 1997. Previously, she was a consultant and research associate for International Management & Development Group LTD.

       Peter Wilmshurst, portfolio manager

       Mr. Wilmshurst has been a manager of the fund since November, 2000. He joined the Franklin Templeton Group in 1998. Previously, he was a research analyst and portfolio manager for Norwich Investment Management, Ltd.

       The fund pays the manager a fee for managing the fund's assets. For the fiscal year ended October 31, 1999, the fund paid 1.00% of its average daily net assets to the manager.

V. The section "Minimum investments" on page 29 is replaced with the following:

 MINIMUM INVESTMENTS
------------------------------------------------------------------------------
                                               INITIAL           ADDITIONAL
------------------------------------------------------------------------------
 Regular accounts                              $1,000            $50
------------------------------------------------------------------------------
 Automatic investment plans                    $50 ($25 for an   $50 ($25 for an
                                               Education IRA)    Education IRA)
------------------------------------------------------------------------------
 UGMA/UTMA accounts                            $100              $50
------------------------------------------------------------------------------
 Retirement accounts
 (other than IRAs, IRA rollovers,
 Education IRAs or Roth IRAs)                  no minimum        no minimum
------------------------------------------------------------------------------
 IRAs, IRA rollovers, Education IRAs or
 Roth IRAs                                     $250              $50
------------------------------------------------------------------------------
 Broker-dealer sponsored wrap
 account programs                              $250              $50
------------------------------------------------------------------------------
 Full-time employees, officers, trustees
 and directors of Franklin Templeton entities,
 and their immediate family members            $100              $50
------------------------------------------------------------------------------

  PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                             STATE OR JURISDICTION.

VI. The section "Account Application" on page 30 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 31). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

VII. The following is added to the section "Buying shares" on page 30:

--------------------------------------------------------------------------------
[Insert graphic of       If you have another         Before requesting a
phone]                   Franklin Templeton fund     telephone purchase,
                         account with your bank      please make sure we have
BY PHONE                 account information on      your bank account
                         file, you may open a new    information on file. If
(Up to $100,000 per      account by phone.           we do not have this
day)                                                 information, you will
                         To make a same day          need to send written
1-800/632-2301           investment, please call     instructions with your
                         us by 1:00 p.m. Pacific     bank's name and address,
                         time or the close of the    a voided check or
                         New York Stock Exchange,    savings account deposit
                         whichever is earlier.       slip, and a signature
                                                     guarantee if the bank
                                                     and fund accounts do not
                                                     have at least one common
                                                     owner.

                                                     To make a same day
                                                     investment, please call
                                                     us by 1:00 p.m. Pacific
                                                     time or the close of the
                                                     New York Stock Exchange,
                                                     whichever is earlier.
--------------------------------------------------------------------------------

 VIII. The section "Automatic Investment Plan" on page 31 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

IX. The section "Telephone Privileges" on page 32 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

X. The last paragraph of the "Exchange Privilege" section on page 32 is replaced with the following:

 Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
 37).

XI. In the Selling Shares table on page 35 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

--------------------------------------------------------------------------------
[Insert graphic of      You can call or write to have redemption proceeds sent
three                   to a bank account. See the policies above for selling
lightning bolts]        shares by mail or phone.

BY ELECTRONIC FUNDS     Before requesting to have redemption proceeds sent to
TRANSFER (ACH)          a bank account, please make sure we have your bank
                        account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                        If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
--------------------------------------------------------------------------------

XII. The section "Market Timers" on page 37 is replaced with the following:

 MARKET TIMERS The Templeton Foreign Smaller Companies Fund may restrict or refuse purchases or exchanges by Market Timers. The Templeton Pacific Growth Fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

 Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XIII. The first category in the section "Additional Policies" on page 37 is revised to read:

o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

XIV. The following paragraph is added to the section "Dealer Compensation" on page 38:

 MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.



               Please keep this supplement for future reference.








o FTIT PA-3

                        SUPPLEMENT DATED DECEMBER 1, 2000
                              TO THE PROSPECTUS OF

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
  (TEMPLETON FOREIGN SMALLER COMPANIES FUND AND TEMPLETON PACIFIC GROWTH FUND -
                                 ADVISOR CLASS)
                               DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The "Management" section on page 9 is replaced with the following:

       [Insert graphic of briefcase] MANAGEMENT
       ------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Advisers and its affiliates manage over $229 billion in assets.

       Under an agreement with Advisers, Templeton Investment Counsel, Inc. (Investment Counsel), 500 East Broward Boulevard, Ft. Lauderdale, FL 33394, is the fund's sub-advisor. Investment Counsel provides Advisers with investment management advice and assistance.

       The team responsible for the fund's management is:

       SIMON RUDOLPH, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL
       Mr. Rudolph has been a manager of the fund since 1997. He joined the Franklin Templeton Group in 1997. Previously, he was an executive director with Morgan Stanley.

       TUCKER SCOTT CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
       Mr. Scott has been a manager of the fund since September, 2000. He joined the Franklin Templeton Group in 1996. Previously, he worked for Aeltus Investment Management.

       The fund pays Advisers a fee for managing the fund's assets. For the fiscal year ended October 31, 1999, the fund paid 0.98% of its average daily net assets to the manager for its services.

IV. The "Management" section on page 18 is replaced with the following:

       [Insert graphic of briefcase] MANAGEMENT
       ------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $229 billion in assets.

       Beginning November 1, 2000 under an agreement with Advisers, Templeton Asset Management Ltd. - Hong Kong branch (Asset Management Hong Kong), Two Exchange Square, Hong Kong, is the fund's sub-advisor. Asset Management Hong Kong provides Advisers with investment management advice and assistance.

       The team responsible for the fund's management is:

       SIMON RUDOLPH, SENIOR VICE PRESIDENT OF ASSET MANAGEMENT HONG KONG
       Mr. Rudoph has been a manager of the fund since November, 2000, when he joined the Franklin Templeton Group in 1997. Previously, he was an executive director with Morgan Stanley.

       NICOLA DANIEL, PORTFOLIO MANAGER
       Ms. Daniel has been a manager of the fund since November, 2000. She joined the Franklin Templeton Group in 1997. Previously, she was a consultant and research associate for International Management & Development Group LTD.

       PETER WILMSHURST, PORTFOLIO MANAGER
       Mr. Wilmshurst has been a manager of the fund since November, 2000. He joined the Franklin Templeton Group in 1998. Previously, he was a research analyst and portfolio manager for Norwich Investment Management, Ltd.

       The fund pays the manager a fee for managing the fund's assets. For the fiscal year ended October 31, 1999, the fund paid 1.00% of its average daily net assets to the manager.

V. The section "Account Application" on page 23 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 24). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

VI. The following is added to the section "Buying shares" on page 23:

------------------------------------------------------------------------------
[Insert graphic of    If you have another    Before requesting a
phone]                Franklin Templeton     telephone purchase,
                      account with your      please make sure we
By Phone              bank account           have your bank account
                      information on file,   information on file.
(Up to $100,000 per   you may open a new     If we do not have this
day)                  account by phone.      information, you will
                                             need to send written
1-800/632-2301        To make a same day     instructions with your
                      investment, please     bank's name and
                      call us by 1:00 p.m.   address, a voided
                      Pacific time or the    check or savings
                      close of the New       account deposit slip,
                      York Stock Exchange,   and a signature
                      whichever is earlier.  guarantee if the
                                             ownership of the bank
                                             and fund accounts do
                                             not have at least one
                                             common owner.

                                             To make a same day
                                             investment, please call
                                             us by 1:00 p.m. Pacific
                                             time or the close of
                                             the New York Stock
                                             Exchange, whichever is
                                             earlier.
------------------------------------------------------------------------------

VII. The section "Automatic Investment Plan" on page 24 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

VIII. The following section is added to "Investor Services" on page 24:

 AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

IX. The section "Telephone Privileges" on page 24 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

X. The last paragraph of the "Exchange Privilege" section on page 25 is replaced with the following:

    Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 29).

XI. In the Selling Shares table on page 27 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

------------------------------------------------------------------------------
[Insert graphic of three   You can call or write to have redemption
lightning bolts]           proceeds sent to a bank account. See the
                           policies above for selling shares by
By Electronic Funds        mail or phone.
Transfer (ACH)
                           Before requesting to have redemption
                           proceeds sent to a bank account, please
                           make sure we have your bank account
                           information on file. If we do not have
                           this information, you will need to send
                           written instructions with your bank's
                           name and address, a voided check or
                           savings account deposit slip, and a
                           signature guarantee if the bank and Fund accounts do not have at least one common owner.

                           If we receive your request in proper
                           form by 1:00 p.m. Pacific time, proceeds
                           sent by ACH generally will be available
                           within two to three business days.
------------------------------------------------------------------------------

XII. The section "Market Timers" on page 29 is replaced with the following:

 MARKET TIMERS The Templeton Foreign Smaller Companies Fund may restrict or refuse purchases or exchanges by Market Timers. The Templeton Pacific Growth Fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or
 (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or
 (iii) are also subject to these limits.

 Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XIII. The first category in the section "Additional Policies" on page 29 is revised to read:

o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.



                Please keep this supplement for future reference.